Investment Risks	Sep. 28, 2026
FPA Queens Road Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing and you could lose money by investing in the Fund.
FPA Queens Road Small Cap Value Fund | Risks Associated with Investing in Equities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Equities. Equity securities, generally common stocks, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities.

FPA Queens Road Small Cap Value Fund | Stock Market Volatility [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
FPA Queens Road Small Cap Value Fund | Small Cap Securities [Member]
Prospectus [Line Items]
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Small Cap Securities. The prices of securities of small capitalization companies generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group.

FPA Queens Road Small Cap Value Fund | Risks Associated with Value Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

FPA Queens Road Small Cap Value Fund | Issuer-Specific Changes [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The prices of, and income generated by, securities held by the Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. At times, the Fund may invest more significantly in a single issuer, which could increase the Fund’s volatility and the risk of loss arising from the factors described above.

FPA Queens Road Small Cap Value Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The sub-adviser’s skill in choosing appropriate investments for the Fund will determine, in part, the Fund’s ability to achieve its investment objective. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance. Moreover, there can be no assurance that all of the sub-adviser’s personnel will continue to be associated with the sub-adviser for any length of time. The loss of services of one or more key employees of the sub-adviser, including the Fund’s portfolio manager, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

FPA Queens Road Small Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

FPA Queens Road Small Cap Value Fund | Large Investor Risk [Member]
Prospectus [Line Items]
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Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

FPA Queens Road Small Cap Value Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
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Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2026, 23.0% of the Fund’s assets were invested in the technology sector. Companies in the technology sector can be significantly affected by intense competition, consumer preferences, problems with product compatibility and government regulation.

FPA Queens Road Small Cap Value Fund | Recent Market Events [Member]
Prospectus [Line Items]
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Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

FPA Queens Road Small Cap Value Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the sub-adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

FPA Queens Road Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing and you could lose money by investing in the Fund.
FPA Queens Road Value Fund | Risks Associated with Investing in Equities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Equities. Equity securities, generally common stocks, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities.

FPA Queens Road Value Fund | Stock Market Volatility [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
FPA Queens Road Value Fund | Small and Medium Cap Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Cap Securities. The prices of securities of small and medium capitalization companies generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small and medium size companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group.

FPA Queens Road Value Fund | Risks Associated with Value Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

FPA Queens Road Value Fund | Issuer-Specific Changes [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The prices of, and income generated by, securities held by the Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. At times, the Fund may invest more significantly in a single issuer, which could increase the Fund’s volatility and the risk of loss arising from the factors described above.

FPA Queens Road Value Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The sub-adviser’s skill in choosing appropriate investments for the Fund will determine, in part, the Fund’s ability to achieve its investment objective. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance. Moreover, there can be no assurance that all of the sub-adviser’s personnel will continue to be associated with the sub-adviser for any length of time. The loss of services of one or more key employees of the sub-adviser, including the Fund’s portfolio manager, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

FPA Queens Road Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geo-political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

FPA Queens Road Value Fund | Large Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

FPA Queens Road Value Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2026, 26.40% of the Fund’s assets were invested in the financial sector. The performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. Additionally, as of May 31, 2026, 25.70% of the Fund’s assets were invested in the industrials sector. Performance of companies in the industrials sector may be affected by, among other things, supply and demand for their specific product or service and for industrial sector products in general. Moreover, government regulation, world events, exchange rates and economic conditions, technological developments, fuel prices, labor agreements, insurance costs, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

FPA Queens Road Value Fund | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

FPA Queens Road Value Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the sub-adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.